Accumulation Units (Details) - Schedule of changes in the number of accumulation units outstanding In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Schedule of changes in the number of accumulation units outstanding [Abstract]
Beginning of period	53.3	53.4	48.1	39.5
End of period	55.3	53.3	53.4	39.5
Credited for premiums	7.9	7.4	10.0
Liquidity units redeemed—Note 3	(1.2)	(3.6)
Annuity, other periodic payments, withdrawals and death benefits	(4.7)	(3.9)	(4.7)